Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS MONEY MARKET TRUST
Prospectus Date	rr_ProspectusDate	Dec. 29, 2011
Supplement [Text Block]	lmpmmt_SupplementTextBlock

LEGG MASON PARTNERS MONEY MARKET TRUST

SUPPLEMENT DATED AUGUST 31, 2012

TO THE PROSPECTUS DATED DECEMBER 29, 2011 OF

WESTERN ASSET GOVERNMENT MONEY MARKET FUND

CLASS A AND CLASS I SHARES

Western Asset Government Money Market Fund's ("Government Fund") Board of Trustees has authorized the fund to operate in a master/feeder structure, effective as of September 1, 2012. As a result, as of that date, Government Fund will pursue its investment objective by investing substantially all of its investable assets in Government Portfolio, an investment company with substantially the same investment objective, strategies and policies as Government Fund. In connection with the conversion to master/feeder structure, Government Fund will expand its investment objective to include the maintenance of liquidity, as well as current income and preservation of capital. Therefore, as of September 1, 2012, Government Fund's investment objective is to seek maximum current income to the extent consistent with preservation of capital and the maintenance of liquidity. In addition, as of that date, Government Fund's name will change to "Western Asset Government Reserves." All references to Government Fund's investment objective and name in the Prospectus are modified accordingly as of September 1, 2012.

Effective September 1, 2012, the following is added to the section of the Prospectus titled "Western Asset Government Money Market Fund—Fees and expenses of the fund":

Government Fund invests in securities through an underlying fund: Government Portfolio. The table titled "Annual fund operating expenses" reflects the direct expenses of Government Fund and its allocated share of expenses of Government Portfolio.

Western Asset Government Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpmmt_SupplementTextBlock

LEGG MASON PARTNERS MONEY MARKET TRUST

SUPPLEMENT DATED AUGUST 31, 2012

TO THE PROSPECTUS DATED DECEMBER 29, 2011 OF

WESTERN ASSET GOVERNMENT MONEY MARKET FUND

CLASS A AND CLASS I SHARES

Western Asset Government Money Market Fund's ("Government Fund") Board of Trustees has authorized the fund to operate in a master/feeder structure, effective as of September 1, 2012. As a result, as of that date, Government Fund will pursue its investment objective by investing substantially all of its investable assets in Government Portfolio, an investment company with substantially the same investment objective, strategies and policies as Government Fund. In connection with the conversion to master/feeder structure, Government Fund will expand its investment objective to include the maintenance of liquidity, as well as current income and preservation of capital. Therefore, as of September 1, 2012, Government Fund's investment objective is to seek maximum current income to the extent consistent with preservation of capital and the maintenance of liquidity. In addition, as of that date, Government Fund's name will change to "Western Asset Government Reserves." All references to Government Fund's investment objective and name in the Prospectus are modified accordingly as of September 1, 2012.

Effective September 1, 2012, the following is added to the section of the Prospectus titled "Western Asset Government Money Market Fund—Fees and expenses of the fund":

Government Fund invests in securities through an underlying fund: Government Portfolio. The table titled "Annual fund operating expenses" reflects the direct expenses of Government Fund and its allocated share of expenses of Government Portfolio.